Capital stock	12 Months Ended
Dec. 31, 2025
Capital stock
Capital stock

11. Capital stock

(a) Authorized

The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix, prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b) Shares issued and outstanding

Shares issued and outstanding are as follows:

	Number of common shares	Amount
Balance, December 31, 2023(1)	10,436,313	$81,014
Balance, December 31, 2024	10,436,313	$81,014
Balance, December 31, 2025	10,436,313	$81,014

(1)	During the year ended December 31, 2023, 185,000 previously granted stock options were exercised. Each stock option entitled the option holder to one common share of the Company.

(c) Stock option plan

The Company has a stock option plan that is administered by the Board of Directors of the Company, with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years and vest within a five-year period from the date of grant.

Changes in the number of options outstanding during the year ended December 31, 2025 is as follows:

Year ended December 31, 2024	Options	Weighted average exercise price
Balance, beginning of year	1,237,700	$1.72
Granted	40,000	1.25
Forfeited, cancelled or expired	(115,700)	(1.55)
Balance, end of year	1,162,000	$1.24
Options exercisable, end of year	582,000	$1.23

Changes in the number of options outstanding during the years ended December 31, 2024, and 2023 are as follows:

Year ended December 31	2024		2023
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,477,700	$1.72	638,400	$3.05
Granted	-	-	1,205,000	1.25
Exercised	-	-	(185,000)	0.30
Forfeited, cancelled or expired	(240,000)	(4.02)	(180,700)	(4.76)
Balance, end of period	1,237,700	$1.27	1,477,700	$1.72
Options exercisable, end of period	385,700	$1.31	332,700	$3.32

Options outstanding at December 31, 2025 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	0.58 years	$1.10	60,000
$1.11 - $1.25	1,102,000	7.07 years	$1.25	522,000
$1.10 ‑ $2.00	1,162,000	6.74 years	$1.23	582,000

Compensation expense related to stock options granted during the year or from previous periods under the stock option plan for the year ended December 31, 2025 is $136 (2024 – $196; 2023 – $288). The compensation expense was determined based on the fair value of the options at the date of measurement using the Black‑Scholes option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The compensation expense for the options granted during the year ended December 31, 2025 was determined based on the fair value of the options at the date of measurement using the Black‑Scholes option pricing model with the inputs detailed below:

Years ended December 31:	2025
Expected option life	4.8 years
Risk-free interest rate	2.86%
Dividend yield	nil
Expected volatility	58.96%

There were no options granted by the Company during the year ended December 31, 2024.

(d) Per share amounts

The following table reflects the calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2025, 2024 and 2023:

Year ended December 31	2025	2024	2023
Basic net loss per share	$(0.68)	$(0.10)	$(0.09)
Diluted loss per share	$(0.68)	$(0.10)	$(0.09)

The following table reflects the loss used in the basic and diluted loss per share computations for the years ended December 31, 2025, 2024 and 2023:

Year ended December 31	2025	2024	2023
Net loss	$(7,097)	$(1,039)	$(922)

The following table reflects the share data used in the denominator of the basic and diluted earnings (loss) per share computations for the years ended December 31, 2025, 2024 and 2023:

Year ended December 31	2025	2024	2023
Weighted average shares outstanding for basic loss per share	10,436,313	10,436,313	10,436,313
Weighted average shares outstanding for diluted loss per share	10,436,313	10,436,313	10,436,313

Effects of dilution from 60,000 stock options (2024 – nil; 2023 – 1,225,000) were excluded in the calculation of weighted average shares outstanding for diluted earnings per share for the year ended December 31, 2025 as they are anti-dilutive.